Nature of Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]

[1] Nature of Operations and Basis of Presentation

Nature of Operations - Bergio International, Inc. (“Bergio” or the “Company”) was incorporated in the State of Delaware on July 24, 2007, under the name Alba Mineral Exploration, Inc.  On October 21, 2009, as a result of a Share Exchange Agreement (defined below), the corporate name was changed to Bergio International, Inc. and the Company implemented a 12-for-1 forward stock split of its common shares.  Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been adjusted to reflect such stock splits.  The Company is engaged in the product design, manufacturing and distribution of fine jewelry in the United States, Europe and Asia and is headquartered from its corporate office in Fairfield, New Jersey.  Based on the nature of operations, the Company’s sales cycle experiences significant seasonal volatility with the first two quarters of the year representing 15% - 25% of annual sales and the remaining two quarters representing the remaining portion of annual sales.

On October 19, 2009, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with Diamond Information Institute, Inc. (“Diamond”), a New Jersey corporation.  Pursuant to the Exchange Agreement, the Company acquired all the issued and outstanding common stock of Diamond, and Diamond became a wholly-owned subsidiary of the Company.  In addition, the Company acquired all of Diamond’s assets and liabilities effective as of the date of the Exchange Agreement.  Per the Exchange Agreement, the Company issued 2,585,175 shares of the Company’s common stock to the shareholders of Diamond (approximately 0.21884 shares of the Company’s common stock for each share of Diamond common stock), representing approximately 60% of the Company’s aggregate issued and outstanding common stock following the closing of the Exchange Agreement and the Stock Agreement (defined below).  The acquisition of Diamond was treated as a recapitalization and the business of Diamond became the business of the Company.  At the time of the recapitalization, the Company was in the exploration development stage and was not engaged in any active business.  The accounting rules for recapitalizations require that beginning October 19, 2009, the date of the recapitalization, the balance sheet reflects the consolidated assets and liabilities of Bergio and the equity accounts were recapitalized to reflect the newly capitalized company.  The results of operations reflect the operations of Diamond, which became the operations of the Company, for all periods presented.  In February 2010, the Company sold all its shares in Diamond to an unrelated third party for $225,000 and recognized a gain from the sale of $225,000.

In conjunction with the Exchange Agreement, on October 20, 2009, the Company entered into a Stock Purchase Agreement (the “Stock Agreement”) with certain stockholders of the Company (the “former stockholders”).  Pursuant to the Stock Agreement, the Company spun out its 100% interest in Alba Mineral Exploration, Inc., an Alberta, Canada Corporation (“Alba Canada”) to the former stockholders for nominal consideration and the cancellation of all of the shares of common stock of the Company then owned by the former stockholders.  As a result, a total of 3,310,000 shares were cancelled.

Basis of Presentation - The accompanying unaudited interim financial statements as of September 30, 2011, and for the three and nine months ended September 30, 2011 and 2010, have been prepared in accordance with accounting principles generally accepted for interim financial statement presentation and in accordance with the instructions to Form 10-Q.  Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation.  In the opinion of management, the financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position as of September 30, 2011, results of operations for the three and nine months ended September 30, 2011 and 2010, and cash flows for the nine months ended September 30, 2011 and 2010.  The results of operations for the nine months ended September 30, 2011, are not necessarily indicative of the results to be expected for the full year.

[1] Nature of Operations and Basis of Presentation

Nature of Operations - Bergio International, Inc. [the "Company"] was incorporated in the State of Delaware on July 24, 2007 under the name Alba Mineral Exploration, Inc. On October 21, 2009, as a result of a Share Exchange Agreement (defined below), the corporate name was changed to Bergio International, Inc. and the Company implemented a 12 for 1 forward stock split of its common shares. Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been adjusted to reflect such stock splits.  The Company is engaged in the product design, manufacturing, distribution of fine jewelry primarily in the United States and is headquartered from its corporate office in Fairfield, New Jersey. Based on the nature of operations, the Company's sales cycle experiences significant seasonal volatility with the first two quarters of the year representing 15% - 25% of annual sales and the remaining two quarters representing the remaining portion of annual sales.

On October 19, 2009, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”), with Diamond Information Institute, Inc. (“Diamond”), a New Jersey corporation. Pursuant to the Exchange Agreement the Company acquired all the issued and outstanding common stock of Diamond, and Diamond became a wholly-owned subsidiary of the Company. In addition, the Company acquired all Diamond’s assets and liabilities effective as of the date of the Exchange Agreement. Per the Exchange Agreement, the Company issued 2,585,175 shares of the Company’s common stock to the shareholders of Diamond (approximately .21884 shares of Company common stock for each share of Diamond common stock), representing approximately 60% of the Company’s aggregate issued and outstanding common stock following the closing of the Exchange Agreement and the Stock Agreement (defined below). The acquisition of Diamond was treated as a recapitalization, and the business of Diamond became the business of the Company. At the time of the recapitalization, the Company was in the exploration development stage and was not engaged in any active business. The accounting rules for recapitalizations require that beginning October 19, 2009, the date of the recapitalization, the balance sheet reflects the consolidated assets and liabilities of Bergio International, Inc. and the equity accounts were recapitalized to reflect the newly capitalized company. The results of operations reflect the operations of Diamond, which became the operations of the Company, for all periods presented.  In February 2010, the Company sold all its shares in Diamond to an unrelated third party for $225,000 and recognized a gain from the sale of $225,000.

In conjunction with the Exchange Agreement, the Company, on October 20, 2009, entered into a Stock Purchase Agreement (the “Stock Agreement”) with certain stockholders of the Company (the “former stockholders”). Pursuant to the Stock Agreement, the Company spun out its 100% interest in Alba Mineral Exploration, Inc., an Alberta, Canada Corporation (“Alba Canada”) to the former stockholders for nominal consideration and the cancellation of all of the shares of common stock of the Company then owned by the former stockholders.  As a result, a total of 3,310,000 shares were cancelled.

Correction of an Error - As of September 30, 2010, the Company corrected certain errors in prior period financial statements (corrected amounts - which reflects the 2010 1-for-12 reserve stock split) related to shares outstanding as of December 31, 2008 (2,547,972), and weighted average shares outstanding and net loss per share for the year ended December 31, 2008 (2,714,868 and $(0.41)), the three months ended March 31, 2009 (2,570,003 and $(0.08)), and the three and six months ended June 30, 2009 (2,585,175 and $(0.05)) and (2,577,630 and $(0.12)). The prior period amounts had been retroactively presented to reflect our recapitalization as a result of our share exchange agreement with Diamond Information Institute, Inc.  The correction had no effect on the previously reported Net Loss in the year ended December 31, 2008, the three months ended March 31, 2009, or the three and six months ended June 30, 2009.

The Company has evaluated the impact of the corrections to outstanding shares as disclosed in the Consolidated Statement of Changes in Stockholders’ Equity (Deficit) for the years ended December 31, 2009 and 2008 and the affect upon the weighted average common shares outstanding and net loss per share for the year ended December 31, 2008, the three months ended March 31, 2009 and the three and six months ended June 30, 2009 and has determined that there is no change to net loss and no significant change to net loss per share. The Company has evaluated the corrections in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification (“ASC”) Topic No. 250-10-S99 “Accounting Changes and Error Corrections”.  The adjustments, when compared to the operating results or on any trend of losses for all previous financial statements to which this error relates, are not considered by management to be material.  In addition, the Company believes that investors would not consider the amount of the adjustments to be material, and therefore, would not have significantly impacted their investment decisions about the Company.